CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Operating and formation costs	$ 204,239	$ 85	$ 1,225	$ 109,998
Operating income	(204,239)	(85)	(1,225)	(109,998)
Other income (expense):
Interest earned on marketable securities held in Trust Account	6,208			5,785
Change in fair value of warrant liabilities	(49,500)
Other expense, net	(43,292)			6,613
Loss before income taxes	(247,531)	(85)
Net income attributable to Reservoir Holdings Inc.	$ (247,531)	$ (85)	$ (1,225)	$ (103,385)
Weighted average shares outstanding, basic and diluted	11,088,616
Basic and diluted net loss per common share	$ 0.00
Class A Common Stock Subject to Redemption
Other income (expense):
Weighted average shares outstanding, basic and diluted	11,088,616
Basic and diluted net loss per common share	$ 0.00	$ 0.00
Class A Common Stock Not Subject to Redemption
Other income (expense):
Weighted average shares outstanding, basic and diluted	3,561,384	2,500,000	2,500,000	2,545,512
Basic and diluted net loss per common share	$ (0.07)	$ 0.00	$ 0.00	$ (0.04)